Stock-based Compensation - Restricted Stock Unit Awards - Stock Compensation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
General and administrative expenses | Restricted Stock Unit Awards
Stock compensation expense
Stock compensation expense	$ 3.0	$ 3.1	$ 1.1